Taxation - Disclosure of Major Items Causing the Income Tax Provision to Differ from the South African Mining Statutory Tax Rate (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Tax (expense)/credit on net profit/loss at the mining statutory tax rate	R (2,170)	R 202	R 934
Non-allowable deductions and non-taxable items	(153)	(221)	(241)
Share-based payments	(49)	(62)	(70)
Gain on bargain purchase	102	0	0
Acquisition and integration costs	(75)	0	0
Impairment of assets	(64)	0	(2)
Exploration expenditure	0	(55)	(36)
Finance costs	(50)	(76)	(68)
Other	(17)	(28)	(65)
Movement in temporary differences related to property, plant and equipment	378	(355)	(1,388)
Movements in temporary differences related to other assets and liabilities	(465)	(452)	98
Difference between effective mining tax rate and statutory mining rate on mining income	145	10	(175)
Difference between non-mining tax rate and statutory mining rate on non-mining income	17	0	19
Effect on temporary differences due to changes in effective tax rates	(55)	(469)	83
Prior year adjustment	(4)	5	(8)
Capital allowances	860	766	684
Deferred tax asset not recognised	189	34	133
Deferred tax asset previously not recognised now recorded	0	225	0
Total taxation (expense)/credit	R (1,258)	R (255)	R 139
Effective income and mining tax rate (%)	20.00%	(43.00%)	5.00%
Freegold
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Deferred Tax Rate	12.10%	11.40%	8.10%	8.70%
Randfontein
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Deferred Tax Rate	5.10%	10.10%	4.50%	1.80%
Moab Khotsong
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Deferred Tax Rate	17.60%	17.30%	4.70%	9.10%
Avgold
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Deferred Tax Rate	0.00%	0.00%	0.00%
Parent Company
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Deferred Tax Rate	27.40%	29.80%	25.70%	10.50%
Mining Products | SA taxation
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Mining statutory tax rate	34.00%	34.00%	34.00%